CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 52,755	$ 106,865	$ 300,829
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	264,830	258,974	279,066
Goodwill and long-lived asset impairments	1,284	29,626	43,459
Stock-based compensation expense	15,632	18,265	74,299
Non-cash operating lease expense	40,633	0	0
Amortization of debt issuance and modification costs and debt discount	17,768	10,082	9,001
Amortization of accumulated other comprehensive income on terminated interest rate swaps	(9,523)	(5,269)	0
Loss (gain) on investments	19,043	(15,936)	(92,750)
Benefit from deferred income taxes	(84,795)	(26,062)	(317,385)
Amortization of costs to obtain a contract	11,432	8,693	0
Other	12,929	(11,691)	2,834
Change in operating assets and liabilities, net of effect of businesses acquired or sold:
Accounts receivable and unbilled services, net	(28,075)	(144,822)	(12,300)
Prepaid expenses and other current assets	(11,465)	18,510	36,787
Other assets	(31,288)	(26,819)	(37,118)
Income taxes, net	7,712	606	(10,278)
Accounts payable, accrued expenses and other liabilities	26,283	(4,443)	102,974
Operating lease liabilities	(39,065)
Unearned revenue	166,856	206,827	(20,339)
Net cash provided by operating activities	432,946	423,406	359,079
Cash flows from investing activities:
Purchases of property and equipment	(125,928)	(116,145)	(105,135)
Acquisitions of businesses, net of cash and cash equivalents acquired	(74,187)	224	(24,219)
Capital contributions paid for investments	(4,069)	(1,546)	(1,844)
Distributions received from investments	452	27,778	36,397
Investments in unconsolidated affiliates	(30,000)	(9,000)	0
Proceeds from sale of business	0	8,000	0
Other	504	164	2,058
Net cash used in investing activities	(233,228)	(90,525)	(92,743)
Cash flows from financing activities:
Purchase of treasury stock	(4,012)	(8,630)	(1,808)
Proceeds from exercise of stock options	4,524	923	1,125
Proceeds from issuance of HoldCo notes	891,000	0	550,000
Payments on long-term debt and finance leases	(37,409)	(35,387)	(35,012)
Purchase of noncontrolling interest	0	0	(7,080)
Payment of debt issuance and debt modification costs	(30,142)	0	(11,939)
Proceeds from recapitalization share issuance	0	0	2,770,001
Payout for recapitalization share redemptions	0	0	(3,309,876)
Recapitalization cash option settlement	0	0	(194,506)
Recapitalization transaction costs	0	0	(7,279)
Recapitalization tax benefit distribution	0	(108,320)	0
Recapitalization investment portfolio distribution	0	(16,008)	(10,486)
Proceeds from employee stock purchases	0	480	7,467
Return of capital and special dividend to stockholders	(1,246,000)	0	0
Net cash used in financing activities	(422,039)	(166,942)	(249,393)
Effect of exchange rate changes on cash and cash equivalents	14,442	(31,833)	40,276
Net (decrease) increase in cash and cash equivalents	(207,879)	134,106	57,219
Cash and cash equivalents, beginning of the period	553,066	418,960	361,741
Cash and cash equivalents, end of the period	$ 345,187	$ 553,066	$ 418,960